SCHEDULE OF BASIC AND DILUTED NET LOSS PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Common Class A [Member]
Allocation of net loss	$ (761,425)					$ (1,119,544)	$ (62,717)
Basic and diluted weighted average common shares	19,999,880					19,999,880	2,550,320
Basic and diluted net loss per ordinary share	$ (0.04)					$ (0.06)	$ (0.02)
Common Class B [Member]
Allocation of net loss	$ (222,074)					$ (326,522)	$ (118,978)
Basic and diluted weighted average common shares	5,833,083	[1]	5,072,246	[1]	5,072,246 [1]	5,833,083 [1]	4,838,142
Basic and diluted net loss per ordinary share	$ (0.04)				$ (0.01)	$ (0.06)	$ (0.02)

[1]	On June 30, 2021, an aggregate of 5,072,246 founder shares (excluded 760,837 Class B ordinary shares subject to forfeiture to the extent that the underwriter’s over-allotment is not exercised in full or in part) issued and outstanding. Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.